PRIMECAP Odyssey Stock Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 3.7%
Alphabet, Inc. - Class A	166,148	$56,158,024
Alphabet, Inc. - Class C	123,500	41,808,455
Meta Platforms, Inc. - Class A	20,500	14,688,250
Nintendo Co. Ltd. - JPY	224,300	14,573,123
Walt Disney Co. (The)	276,300	31,166,640
		158,394,492

Consumer Discretionary - 7.4%
Birkenstock Holding PLC (a)	85,900	3,243,584
Burlington Stores, Inc. (a)	16,100	4,763,346
Capri Holdings Ltd. (a)	221,060	4,989,324
CarMax, Inc. (a)	414,300	18,452,922
Carnival Corp. (a)	826,500	24,811,530
eBay, Inc.	104,880	9,567,154
Mattel, Inc. (a)	1,708,740	35,695,579
Murphy USA, Inc.	7,264	3,069,113
Newell Brands, Inc.	825,000	3,506,250
NIKE, Inc. - Class B	129,400	7,998,214
Ross Stores, Inc.	459,940	86,767,681
Royal Caribbean Cruises Ltd.	45,550	14,787,807
Sony Group Corp. - ADR	2,546,385	56,275,108
Taylor Morrison Home Corp. (a)	14,000	853,300
TJX Cos., Inc. (The)	107,900	16,164,499
Whirlpool Corp.	316,439	25,311,956
		316,257,367

Consumer Staples - 2.7%
Altria Group, Inc.	29,300	1,816,307
BJ's Wholesale Club Holdings, Inc. (a)	199,300	18,423,292
Dollar Tree, Inc. (a)	323,400	38,028,606
Philip Morris International, Inc.	57,400	10,299,856
Sysco Corp.	250,146	20,974,742
Tyson Foods, Inc. - Class A	110,000	7,186,300
US Foods Holding Corp. (a)	214,300	17,919,766
		114,648,869

Energy - 2.2%
Cameco Corp.	103,600	12,783,204
Chevron Corp.	117,547	20,794,064
ConocoPhillips	314,500	32,780,335
EOG Resources, Inc.	94,300	10,573,859
Expand Energy Corp.	58,000	6,519,780
TechnipFMC PLC	119,000	6,630,680
Viper Energy, Inc. - Class A	92,100	3,899,514
		93,981,436

Financials - 10.6%
Bank of America Corp.	640,200	34,058,640
Bank of New York Mellon Corp. (The)	184,200	22,089,264
Capital One Financial Corp.	30,200	6,611,686
Charles Schwab Corp. (The)	526,090	54,671,273
Citigroup, Inc.	356,600	41,262,186
CME Group, Inc. - Class A	163,100	47,145,686
Comerica, Inc.	3,000	266,010
Evercore, Inc. - Class A	16,600	5,864,282
Fidelity National Information Services, Inc.	52,221	2,885,210
Hanover Insurance Group, Inc. (The)	20,155	3,509,792
JPMorgan Chase & Co.	106,869	32,690,159
Northern Trust Corp.	387,440	57,895,159
PayPal Holdings, Inc.	444,820	23,437,566
Progressive Corp. (The)	24,640	5,125,120
Raymond James Financial, Inc.	341,770	56,685,972
Sony Financial Group, Inc. - ADR (a)	290,059	1,441,593
Visa, Inc. - Class A	109,280	35,169,582
Wells Fargo & Co.	218,100	19,735,869
WEX, Inc. (a)	15,100	2,323,890
		452,868,939

Health Care - 23.1%
Abbott Laboratories	41,000	4,481,300
Agilent Technologies, Inc.	122,300	16,369,855
Alcon, Inc.	45,230	3,662,725
Amgen, Inc.	224,040	76,594,795
AstraZeneca PLC - ADR	1,911,330	177,314,084
Biogen, Inc. (a)	533,140	95,906,555
Boston Scientific Corp. (a)	338,480	31,658,034
Bristol-Myers Squibb Co.	1,255,050	69,090,503
CVS Health Corp.	97,220	7,244,834
Danaher Corp.	24,500	5,362,805
Elanco Animal Health, Inc. (a)	2,822,521	67,966,306
Eli Lilly & Co.	237,953	246,792,954
GRAIL, Inc. (a)	7,834	766,322
GSK PLC - ADR	1,117,650	57,670,740
Illumina, Inc. (a)	51,500	7,457,715
LivaNova PLC (a)	145,300	9,547,663
Merck & Co., Inc.	30,300	3,341,181
Novartis AG - ADR	152,600	22,688,568
Revvity, Inc.	91,740	9,981,312
Siemens Healthineers AG - EUR	77,010	3,849,450
Stryker Corp.	12,500	4,619,500
Thermo Fisher Scientific, Inc.	68,900	39,866,229
UnitedHealth Group, Inc.	13,941	4,000,091
Waters Corp. (a)	3,080	1,141,818
Zimmer Biomet Holdings, Inc.	204,100	17,770,987
		985,146,326

Industrials - 23.7%
AECOM	1,093,520	105,448,134
Airbus SE - EUR	127,886	29,317,535
Alaska Air Group, Inc. (a)	53,550	2,721,946
Amentum Holdings, Inc. (a)	1,862,855	66,652,952
American Airlines Group, Inc. (a)	2,190,550	29,134,315
AMETEK, Inc.	39,762	8,905,893
Boeing Co. (The) (a)	22,500	5,258,700
Booz Allen Hamilton Holding Corp.	197,333	17,448,184
Carrier Global Corp.	129,212	7,698,451
Caterpillar, Inc.	16,620	10,925,323
Curtiss-Wright Corp.	100,480	65,984,211
Delta Air Lines, Inc.	656,850	43,279,847
FedEx Corp.	299,865	96,631,496
General Dynamics Corp.	13,740	4,823,977
GXO Logistics, Inc. (a)	66,700	3,774,553
Honeywell International, Inc.	12,300	2,798,496
Jacobs Solutions, Inc.	251,600	34,031,416
Kirby Corp. (a)	172,853	20,337,884
Knight-Swift Transportation Holdings, Inc.	205,831	11,341,288
L3Harris Technologies, Inc.	6,000	2,057,100
Moog, Inc. - Class A	128,100	39,115,335
Nextpower, Inc. - Class A (a)	533,208	62,433,325
Norfolk Southern Corp.	61,600	17,940,384
Otis Worldwide Corp.	39,781	3,398,093
Parsons Corp. (a)	97,300	6,816,838
Rockwell Automation, Inc.	12,200	5,144,130
RTX Corp.	5,462	1,097,480
RXO, Inc. (a)	89,100	1,299,078
Saia, Inc. (a)	8,700	2,913,369
Siemens AG - EUR	384,709	116,876,968
Southwest Airlines Co.	1,657,520	78,765,350
United Airlines Holdings, Inc. (a)	642,760	65,767,203
United Parcel Service, Inc. - Class B	159,400	16,931,468
XPO, Inc. (a)	142,084	21,044,061
		1,008,114,783

Information Technology - 22.4%
Adobe, Inc. (a)	97,760	28,668,120
Analog Devices, Inc.	134,490	41,810,251
Applied Materials, Inc.	164,632	53,064,186
Ciena Corp. (a)	19,000	4,784,390
Corning, Inc.	80,098	8,270,119
Flex Ltd. (a)	1,555,919	98,085,134
Hewlett Packard Enterprise Co.	1,461,910	31,460,303
HP, Inc.	869,760	16,908,134
Infineon Technologies AG - EUR	477,000	23,526,866
Intel Corp. (a)	3,838,720	178,385,318
Jabil, Inc.	82,500	19,568,175
Keysight Technologies, Inc. (a)	43,530	9,416,845
KLA Corp.	87,758	125,313,159
L.M. Ericsson Telephone Co. - ADR	2,574,330	27,802,764
Microsoft Corp.	249,350	107,292,812
NetApp, Inc.	328,350	31,636,523
NVIDIA Corp.	84,350	16,121,815
Oracle Corp.	213,090	35,070,352
Qnity Electronics, Inc.	34,700	3,337,446
QUALCOMM, Inc.	86,897	13,172,716
Seagate Technology Holdings PLC	50,873	20,740,413
Teradyne, Inc.	48,510	11,693,336
Texas Instruments, Inc.	221,960	47,843,478
		953,972,655

Materials - 2.0%
Albemarle Corp.	140,110	23,906,969
Corteva, Inc.	68,400	4,979,520
Dow, Inc.	167,044	4,602,062
DuPont de Nemours, Inc.	113,470	4,983,602
FMC Corp.	123,692	1,954,334
Freeport-McMoRan, Inc.	40,000	2,409,200
Glencore PLC - GBP	2,609,914	17,829,526
Linde PLC	37,700	17,227,769
Tronox Holdings PLC	1,337,743	8,106,723
		85,999,705

Utilities - 0.0%
PG&E Corp.	28,000	431,760
TOTAL COMMON STOCKS (Cost $1,694,147,493)		4,169,816,332

SHORT-TERM INVESTMENTS - 2.3%	Shares	Value
Money Market Funds - 2.3%
First American US Treasury Money Market Fund - Class X - 3.53% (b)	39,989,003	39,989,003
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Shares - 3.56% (b)	29,991,753	29,991,753
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class - 3.53% (b)	29,991,752	29,991,752
		99,972,508
TOTAL SHORT-TERM INVESTMENTS (Cost $99,972,508)		99,972,508

TOTAL INVESTMENTS - 100.1% (Cost $1,794,120,001)		4,269,788,840
Liabilities in Excess of Other Assets - (0.1)%		(4,240,918)
TOTAL NET ASSETS - 100.0%		$4,265,547,922

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2026. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$4,169,816,332	$-	$-	$4,169,816,332
	Short-Term Investments	99,972,508	-	-	99,972,508
	Total Investments	$4,269,788,840	$-	$-	$4,269,788,840

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.